SCHEDULE OF FUTURE MINIMUM LOAN PAYMENTS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
2022 (remaining)	$ 35,384
2023	410,509
2024	56,738
Thereafter
Total	$ 502,631	$ 289,425	$ 254,266